Treasury risk management - Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	€ (252)	€ (546)
Bonds and other loans	(31,469)	(33,981)
Lease liabilities	(1,630)	(1,801)
Lease liabilities	(1,326)	(1,486)
Other financial liabilities	(234)	(807)
Other financial liabilities	(229)	(804)
Trade payables, accruals and other liabilities	(16,415)	(16,266)
Deferred consideration	(46)	(17)
Deferred consideration	(47)	0
Total non-derivative financial liabilities	(50,046)	(53,418)
Derivative financial liabilities	(804)	(734)
Derivative & Non-derivative financial liabilities	(50,850)	(54,152)
Carrying value
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(233)	(521)
Bonds and other loans	(26,038)	(28,648)
Lease liabilities	(1,326)	(1,486)
Other financial liabilities	(229)	(804)
Trade payables, accruals and other liabilities	(16,413)	(16,265)
Deferred consideration	(46)	(17)
Total non-derivative financial liabilities	(44,285)	(47,741)
Derivative financial liabilities	(503)	(650)
Derivative & Non-derivative financial liabilities	(44,788)	(48,391)
Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	5,016	1,118
Derivative contracts – payments	(5,694)	(1,606)
Interest rate derivatives | Carrying value
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(413)	(442)
Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	9,153	5,641
Derivative contracts – payments	(9,269)	(5,867)
Foreign exchange derivatives | Carrying value
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(80)	(188)
Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(10)	(20)
Commodity derivatives | Carrying value
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities	(10)	(20)
Due within 1 year
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(245)	(535)
Bonds and other loans	(2,701)	(6,041)
Lease liabilities	(343)	(389)
Other financial liabilities	(78)	(633)
Trade payables, accruals and other liabilities	(16,297)	(16,064)
Deferred consideration	(26)	(16)
Total non-derivative financial liabilities	(19,690)	(23,678)
Derivative financial liabilities	(212)	(353)
Derivative & Non-derivative financial liabilities	(19,902)	(24,031)
Due within 1 year | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	243	71
Derivative contracts – payments	(330)	(178)
Due within 1 year | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	9,152	5,641
Derivative contracts – payments	(9,267)	(5,867)
Due within 1 year | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	(10)	(20)
Due between 1 and 2 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(3)	(1)
Bonds and other loans	(4,065)	(2,710)
Lease liabilities	(278)	(322)
Other financial liabilities	(143)	(41)
Trade payables, accruals and other liabilities	(55)	(110)
Deferred consideration	(20)	(1)
Total non-derivative financial liabilities	(4,564)	(3,185)
Derivative financial liabilities	(134)	(71)
Derivative & Non-derivative financial liabilities	(4,698)	(3,256)
Due between 1 and 2 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	1,032	71
Derivative contracts – payments	(1,165)	(142)
Due between 1 and 2 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	1	0
Derivative contracts – payments	(2)	0
Due between 1 and 2 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 2 and 3 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(1)
Bonds and other loans	(4,188)	(3,552)
Lease liabilities	(228)	(257)
Other financial liabilities	(11)	(131)
Trade payables, accruals and other liabilities	(12)	(25)
Deferred consideration	0	0
Total non-derivative financial liabilities	(4,440)	(3,966)
Derivative financial liabilities	(91)	(65)
Derivative & Non-derivative financial liabilities	(4,531)	(4,031)
Due between 2 and 3 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	511	192
Derivative contracts – payments	(602)	(257)
Due between 2 and 3 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 2 and 3 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 3 and 4 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(1)
Bonds and other loans	(2,819)	(4,348)
Lease liabilities	(163)	(207)
Other financial liabilities	(2)	0
Trade payables, accruals and other liabilities	(24)	(35)
Deferred consideration	0	0
Total non-derivative financial liabilities	(3,009)	(4,591)
Derivative financial liabilities	(87)	(68)
Derivative & Non-derivative financial liabilities	(3,096)	(4,659)
Due between 3 and 4 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	140	192
Derivative contracts – payments	(227)	(260)
Due between 3 and 4 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 3 and 4 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 4 and 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(1)
Bonds and other loans	(3,226)	(2,817)
Lease liabilities	(129)	(147)
Other financial liabilities	0	(2)
Trade payables, accruals and other liabilities	(3)	(6)
Deferred consideration	0	0
Total non-derivative financial liabilities	(3,359)	(2,973)
Derivative financial liabilities	(87)	(60)
Derivative & Non-derivative financial liabilities	(3,446)	(3,033)
Due between 4 and 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	139	184
Derivative contracts – payments	(226)	(244)
Due between 4 and 5 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due between 4 and 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due after 5 years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts	(1)	(7)
Bonds and other loans	(14,470)	(14,513)
Lease liabilities	(489)	(479)
Other financial liabilities	0	0
Trade payables, accruals and other liabilities	(24)	(26)
Deferred consideration	0	0
Total non-derivative financial liabilities	(14,984)	(15,025)
Derivative financial liabilities	(193)	(117)
Derivative & Non-derivative financial liabilities	(15,177)	(15,142)
Due after 5 years | Interest rate derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	2,951	408
Derivative contracts – payments	(3,144)	(525)
Due after 5 years | Foreign exchange derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Due after 5 years | Commodity derivatives
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts – receipts	0	0
Derivative contracts – payments	€ 0	€ 0